TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balance	R$ (232,830)	R$ (236,927)
Loss estimated	(2,959)	(87)
Recovery and write-offs of receivables	9,736	13,197
Consolidation in the acquisition of companies		(9,013)
Closing balance	R$ (226,053)	R$ (232,830)